Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Description of Business

Note 1 — Description of Business

Smart for Life, Inc., formerly Bonne Santé Group, Inc. (“SFL”), is a Delaware corporation which was formed on February 7, 2017. Structured as a global holding company, it is engaged in the development, marketing, manufacturing, acquisition, operation and sale of a broad spectrum of nutraceutical and related products with an emphasis on health and wellness.

On March 8, 2018, SFL acquired 51% of Millenium Natural Manufacturing Corp. and Millenium Natural Health Products, Inc. On October 8, 2019, SFL entered into an agreement to acquire the remaining 49% of these companies, subject to certain conditions which were subsequently met. On September 30, 2020, the name of Millenium Natural Manufacturing Corp. was changed to Bonne Sante Natural Manufacturing, Inc. (“BSNM”), and on November 24, 2020, Millenium Natural Health Products Inc. was merged into BSNM. Based in Doral, Florida, BSNM operates a 22,000 square-foot FDA-certified manufacturing facility. It manufactures nutritional products for a significant number of customers.

On July 1, 2021, SFL acquired Doctors Scientific Organica, LLC d/b/a Smart for Life, Oyster Management Services, Ltd., Lawee Enterprises, L.L.C. and U.S. Medical Care Holdings, L.L.C (collectively, “DSO”). On August 27, 2021, SFL transferred all of the equity interests of Oyster Management Services, Ltd., Lawee Enterprises, L.L.C. and U.S. Medical Care Holdings, L.L.C. to Doctors Scientific Organica, LLC. As a result, these entities are now wholly owned subsidiaries of Doctors Scientific Organica, LLC. Based in Riviera Beach, Florida, DSO operates a 30,000 square-foot FDA-certified manufacturing facility. DSO manufactures and sells weight management foods and related products. Additionally, DSO provides manufacturing services for other customers.

On August 24, 2021, Smart for Life Canada Inc. (“DSO Canada”) was established as a wholly owned subsidiary of Doctors Scientific Organica, LLC in Canada. SFL Canada sells retail products through a retail store location in Montreal Canada and the same location also acts as distribution center for international direct to consumer and big box customers. It maintains inventory and employees at this location.

On November 8, 2021, SFL acquired Nexus Offers, Inc. (“Nexus”). Nexus is a network platform in the affiliate marketing space. Affiliate marketing is an advertising model in which a product vendor compensates third-party digital marketers to generate traffic or leads for the product vendor’s products and services. The third-party digital marketers are referred to as affiliates, and the commission fee incentivizes them to find ways to promote the products being sold by the product vendor. Based in Miami, Florida, Nexus operates virtually.

On December 6, 2021, SFL acquired GSP Nutrition Inc. (“GSP”). GSP is a sports nutrition company that offers nutritional supplements for athletes and active lifestyle consumers under the Sports Illustrated Nutrition brand. Based in Miami, Florida, GSP operates virtually.

On May 19, 2022, SFL acquired Lavi Enterprises, LLC (“Lavi”) for $100. On the same date, SFL transferred all of the equity interests of Lavi to DSO. As a result, Lavi is now a wholly owned subsidiary of DSO. Lavi is an operating company associated with DSO and has relationships with various customers and distributors of DSO’s products.

On July 29, 2022, SFL acquired Ceautamed Worldwide, LLC (“Ceautamed”) and its wholly-owned subsidiaries Wellness Watchers Global, LLC (“WW”) and Greens First Female LLC (“GFF”). Ceautamed is based in Boca Raton, Florida and owns the Greens First line of branded products which have been specifically marketed to the healthcare provider sector.

Note 1 — Description of Business

Smart for Life, Inc., formerly Bonne Santé Group, Inc. (“SFL”), is a Delaware corporation which was formed on February 7, 2017. Structured as a global holding company, it is engaged in the development, marketing, manufacturing, acquisition, operation and sale of a broad spectrum of nutraceutical and related products with an emphasis on Health & Wellness.

On March 8, 2018, SFL acquired 51% of Millenium Natural Manufacturing Corp. and Millenium Natural Health Products, Inc. (collectively, “Millenium”). On October 8, 2019, SFL entered into an agreement to acquire the remaining 49% of these companies, subject to certain conditions which were subsequently met. On September 30, 2020, the name of Millenium Natural Manufacturing Corp. was changed to Bonne Sante Natural Manufacturing, Inc. (“BSNM”), and on November 24, 2020, Millenium Natural Health Products Inc. was merged into BSNM. Based in Doral, Florida, BSNM operates a 22,000 square-foot FDA-certified manufacturing facility. It manufactures nutritional products for a significant number of customers.

On July 1, 2021, SFL acquired Doctors Scientific Organica, LLC d/b/a Smart for Life, Oyster Management Services, Ltd., Lawee Enterprises, L.L.C. and U.S. Medical Care Holdings, L.L.C (collectively, “DSO”). On August 27, 2021, SFL transferred all of the equity interests of Oyster Management Services, Ltd., Lawee Enterprises, L.L.C. and U.S. Medical Care Holdings, L.L.C. to Doctors Scientific Organica, LLC. As a result, these entities are now wholly owned subsidiaries of Doctors Scientific Organica, LLC. Based in Riviera Beach, Florida, DSO operates a 30,000 square-foot FDA-certified manufacturing facility. DSO manufactures and sells weight management foods and related products. Additionally, DSO provides manufacturing services for other customers.

On August 24, 2021, Smart for Life Canada Inc. (“DSO Canada”) was established as a wholly owned subsidiary of Doctors Scientific Organica, LLC in Canada. SFL Canada sells retail products through a retail store location in Montreal Canada and the same location also acts as distribution center for international direct to consumer and big box customers. It maintains inventory and employees at this location.

On November 8, 2021, SFL acquired Nexus Offers, Inc. (“Nexus”). Nexus is a network platform in the affiliate marketing space. Affiliate marketing is an advertising model in which a product vendor compensates third-party digital marketers to generate traffic or leads for the product vendor’s products and services. The third-party digital marketers are referred to as affiliates, and the commission fee incentivizes them to find ways to promote the products being sold by the product vendor. Based in Miami, Florida, Nexus operates virtually.

On December 6, 2021, SFL acquired GSP Nutrition Inc. (“GSP”). GSP is a sports nutrition company that offers nutritional supplements for athletes and active lifestyle consumers under the Sports Illustrated Nutrition brand. Based in Miami, Florida, GSP operates virtually.